Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 782	$ 768	$ 655
Additions based on tax positions related to the current year	5	3	3
Additions based on tax positions related to prior years	42	52	182
Reductions for tax positions of prior years	(166)	(33)	(56)
Expiration of statutes of limitation	(4)	(1)	(2)
Settlements	(213)	(7)	(14)
Ending balance	$ 446	$ 782	$ 768